American Fidelity Assurance Company and American Fidelity Separate Account A (File No. 811-01764) hereby incorporate by reference the annual report for the underlying fund below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the Act).
Filer/Entity:
Vanguard Variable Insurance Funds
Fund/Portfolio Name: Total Stock Market Index Portfolio with underlying Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-25-020365
Date of Filing:
03/04/2025
This annual report is for the period ended December 31, 2024 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at
(405) 416-8967.